Derivative Instruments - Effective Portion (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amount of Gain Recorded in OCI (Effective Portion)	$ 462	$ 10,762	$ 17,518
Amount of Gain/ (Loss) recognized in the consolidated statements of comprehensive income	4	1,448	2,310
Interest rate swaps
Amount of Gain Recorded in OCI (Effective Portion)	(4)	(1,903)	(4,234)
Interest expense and finance cost
Amount of Gain Recorded in OCI (Effective Portion)	462	10,762	17,518
Amount of Loss Reclassified from OCI into consolidated statements of comprehensive income (Effective Portion)	(466)	(12,665)	(21,752)
Gain on interest rate swap agreement
Amount of Gain/ (Loss) recognized in the consolidated statements of comprehensive income	$ 4	$ 1,448	$ 2,310